Sales and Receivable Concentration (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Sales to largest customers
Sales to largest customers, Amount	$ 243,647	$ 197,221	$ 189,238
Sales to largest customers, Percentage of net sales	70.00%	66.00%	68.00%
General Motors Company
Sales to largest customers
Sales to largest customers, Amount	79,526	56,972	64,588
Sales to largest customers, Percentage of net sales	23.00%	19.00%	23.00%
Ford Motor Company
Sales to largest customers
Sales to largest customers, Amount	46,619	44,773	33,854
Sales to largest customers, Percentage of net sales	13.00%	15.00%	12.00%
Chrysler Group LLC
Sales to largest customers
Sales to largest customers, Amount	$ 117,502	$ 95,476	$ 90,796
Sales to largest customers, Percentage of net sales	34.00%	32.00%	33.00%